Income Taxes - Schedule of Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canadian
Earnings before income tax expense	$ 447	$ 427
Current income tax	93	84
Deferred income tax	(41)	(35)
Total Canadian	52	49
Foreign
Earnings before income tax expense	1,356	1,212
Current income tax	14	3
Deferred income tax	223	182
Total Foreign	237	185
Income tax expense	$ 289	$ 234